Net Loss Per Share - Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options To Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	6,087,898	4,283,852	5,032,768	3,766,704	2,799,118
Preferred Stock Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		128,231	71,318	128,231	5,619
Common Stock Warrant
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	326,991		142,513
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share		29,698,269	16,558,330	25,078,396	20,901,591